Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
Nov. 30, 2015 USD ($)
Operating Activities
Net loss	$ (227,680)
Changes in operating assets and liabilities:
Deposits	65,005
Inventory	(167,323)
Accounts payable and accrued liabilities	27,198
Net cash used in operating activities	(302,800)
Financing Activities
Proceeds from issuance of loans payable	301,152
Payments to related parties	(30,000)
Net cash provided by financing activities	271,152
Increase (decrease) in cash	(31,648)
Cash, beginning of period	40,023
Cash, end of period	$ 8,375
Supplemental disclosures:
Interest paid
Income taxes paid
Noncash Investing and financing activities
Net liabilities assumed in share exchange agreement	$ 15,698